Stockholders’ Equity/(Deficit) - Schedule of Equity-Based (Non-Cash) Compensation (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity-Based (Non-Cash) Compensation [Line Items]
Total Non-Cash Share-Based Compensation	$ 3,050,662		$ 4,892,110	$ 18,594
Cost of Sales [Member]
Schedule of Equity-Based (Non-Cash) Compensation [Line Items]
Total Non-Cash Share-Based Compensation			178,140
Selling and Marketing Expense [Member]
Schedule of Equity-Based (Non-Cash) Compensation [Line Items]
Total Non-Cash Share-Based Compensation			729,592
General and Administrative Expense [Member]
Schedule of Equity-Based (Non-Cash) Compensation [Line Items]
Total Non-Cash Share-Based Compensation			2,414,097	6,028
Employee Compensation [Member]
Schedule of Equity-Based (Non-Cash) Compensation [Line Items]
Total Non-Cash Share-Based Compensation			3,321,829	6,028
Professional Fees (General and Administrative) [Member]
Schedule of Equity-Based (Non-Cash) Compensation [Line Items]
Total Non-Cash Share-Based Compensation			$ 1,570,281	$ 12,566